Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Summary of Loss Per Share

	Year ended December 31
	2024	2023
Weighted average shares outstanding (000s)
Basic and diluted (1)	264,196	259,371
Continuing operations
Net loss attributable to owners of the Company	(94,796)	(168,125)
Per share - basic and diluted	$(0.36)	$(0.65)
Discontinued operations
Net loss attributable to owners of the Company	—	(4,535)
Per share - basic and diluted	$—	$(0.02)
Net loss attributable to owners of the Company	(94,796)	(172,660)
Per share - basic and diluted	$(0.36)	$(0.67)
(1)
For the year ended December 31, 2024, there were 118.4 thousand equity classified warrants, 50.0 thousand derivative warrants, 38.9 thousand simple warrants, 24.8 thousand performance warrants, 0.6 million stock options and 9.4 million RSUs that were excluded from the calculation as the impact was anti-dilutive (year ended December 31, 2023 – 0.3 million equity classified warrants, 9.9 million derivative warrants, 0.1 million simple warrants, 0.1 million performance warrants, 0.9 million stock options and 8.6 million RSUs).